PROPERTY, PLANT AND EQUIPMENT (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	R$ 30,170.2
Property, plant and equipment at ending	27,644.3	R$ 30,170.2
Property, plant and equipment	24,617.9	27,134.5
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,026.4	3,035.7
Buildings [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,384.2	1,235.3
Machinery Vehicles And Others [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,642.2	1,800.4
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	27,134.5	23,662.7
Cumulative translation adjustments	(2,417.0)	1,587.6
Effects of application of IAS 29 (hyperinflation)	846.6	2,672.7
Depreciation	(4,696.4)	(4,967.1)
Disposals and write-offs	(77.9)	(61.1)
Transfers	(37.5)	(9.7)
Property, plant and equipment at ending	24,617.9	27,134.5
Property, plant and equipment	74,186.8	76,745.5
Reclassified to assets held for sale	249.8
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	3,035.7	2,967.5
Cumulative translation adjustments	(84.2)	149.8
Effects of application of IAS 29 (hyperinflation)	10.9	31.5
Additions	1,553.3	1,286.0
Depreciation	(1,263.8)	(1,320.1)
Disposals and write-offs	(214.4)	(73.2)
Transfers	(10.5)	(5.8)
Property, plant and equipment at ending	3,026.4	3,035.7
Property, plant and equipment	8,529.5	7,887.1
Reclassified to assets held for sale	(0.6)
Gross carrying amount [member] | Buildings [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,235.3	1,172.2
Cumulative translation adjustments	(55.6)	102.8
Effects of application of IAS 29 (hyperinflation)	7.5	4.2
Additions	697.6	449.2
Depreciation	(463.2)	(442.2)
Disposals and write-offs	(1.1)	(46.4)
Transfers	(35.7)	(4.5)
Property, plant and equipment at ending	1,384.2	1,235.3
Property, plant and equipment	3,764.3	3,474.4
Reclassified to assets held for sale	(0.6)
Gross carrying amount [member] | Machinery Vehicles And Others [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,800.4	1,795.3
Cumulative translation adjustments	(28.6)	47.0
Effects of application of IAS 29 (hyperinflation)	3.4	27.3
Additions	855.7	836.8
Depreciation	(800.6)	(877.9)
Disposals and write-offs	(213.3)	(26.8)
Transfers	25.2	(1.3)
Property, plant and equipment at ending	1,642.2	1,800.4
Property, plant and equipment	4,765.2	4,412.7
Reclassified to assets held for sale
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(49,568.9)	(49,611.0)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(5,503.1)	(4,851.4)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,380.1)	(2,239.1)
Accumulated depreciation, amortisation and impairment [member] | Machinery Vehicles And Others [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ (3,123.0)	R$ (2,612.3)